Business Combination - Narrative (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 20, 2025 USD ($) $ / shares shares	Jun. 30, 2026 shares	Jan. 16, 2026	Apr. 03, 2025 shares	Mar. 12, 2025
Disclosure of detailed information about business combination [line items]
Issuance of shares (in shares)		0
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%
Golden Ocean Group Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					40.80%
Number of shares acquired (in shares)				17,036,474
Stock-for-stock merger, exchange ratio	0.95
Consideration transferred, acquisition-date fair value | $	$ 1,461.4
Issuance of shares (in shares)	95,952,934
Par value per share (in USD per share) | $ / shares	$ 15.23